LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
Accumulated interest income	$ 8,010	$ 5,368
Impairment loss	$ 30,724	$ 0	$ 0